Convertible Notes - Schedule of Amortized Cost of the Convertible Notes (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Amortized Cost of the Convertible Notes [Abstract]
Convertible Notes- Issued in Jan, 2024	$ 1,360,000
Less cost of Share converted	204,764
Less debt discount and debt issuance cost	79,455
Convertible notes	1,075,781
Less current portion of convertible notes payable	1,075,781
Long-term convertible notes payable